ACCOUNTING POLICIES - Securities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Held-to-Maturity Securities [Line Items]
Debt securities, held-to-maturity, allowance for credit loss	$ 92,000	$ 132,000	$ 157,000	$ 168,000
U.S. agency
Schedule of Held-to-Maturity Securities [Line Items]
Debt securities, held-to-maturity, allowance for credit loss	0	0
U.S. agency commercial mortgage-backed
Schedule of Held-to-Maturity Securities [Line Items]
Debt securities, held-to-maturity, allowance for credit loss	0	0
U.S. agency residential mortgage-backed
Schedule of Held-to-Maturity Securities [Line Items]
Debt securities, held-to-maturity, allowance for credit loss	$ 0	$ 0